Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Artwork
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 7,259
Property, plant and equipment at end of period	6,677	$ 7,259
Artwork | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,259	7,089
Additions / Depreciation charge for the year	0	0
Disposals		0
Net exchange differences	(582)	170
Property, plant and equipment at end of period	6,677	7,259
Artwork | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Additions / Depreciation charge for the year	0	0
Disposals		0
Net exchange differences	0	0
Property, plant and equipment at end of period	0	0
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	284
Property, plant and equipment at end of period	553	284
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,790	2,823
Additions / Depreciation charge for the year	412	154
Disposals		(591)
Net exchange differences	(301)	404
Property, plant and equipment at end of period	2,901	2,790
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,506)	(2,513)
Additions / Depreciation charge for the year	(112)	(141)
Disposals		399
Net exchange differences	270	(251)
Property, plant and equipment at end of period	(2,348)	(2,506)
Computer hardware and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	271
Property, plant and equipment at end of period	338	271
Computer hardware and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,096	3,002
Additions / Depreciation charge for the year	272	224
Disposals		(189)
Net exchange differences	(319)	59
Property, plant and equipment at end of period	3,049	3,096
Computer hardware and software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,825)	(2,822)
Additions / Depreciation charge for the year	(177)	(68)
Disposals		181
Net exchange differences	291	(116)
Property, plant and equipment at end of period	(2,711)	(2,825)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,253
Property, plant and equipment at end of period	2,037	1,253
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,521	5,654
Additions / Depreciation charge for the year	1,184	1,157
Disposals		(413)
Net exchange differences	(533)	123
Property, plant and equipment at end of period	7,172	6,521
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,268)	(4,814)
Additions / Depreciation charge for the year	(275)	(521)
Disposals		201
Net exchange differences	408	(134)
Property, plant and equipment at end of period	(5,135)	(5,268)
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,789
Property, plant and equipment at end of period	9,580	1,789
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	11,335	12,359
Additions / Depreciation charge for the year	10,101	1,574
Disposals		(2,684)
Net exchange differences	(1,295)	86
Property, plant and equipment at end of period	20,141	11,335
Right of use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(9,546)	(8,282)
Additions / Depreciation charge for the year	(1,657)	(2,113)
Disposals		994
Net exchange differences	642	(145)
Property, plant and equipment at end of period	(10,561)	(9,546)
Property, plant and equipment at beginning of period	10,856
Property, plant and equipment at end of period	19,185	10,856
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	31,001	30,927
Additions / Depreciation charge for the year	11,969	3,109
Disposals		(3,877)
Net exchange differences	(3,030)	842
Property, plant and equipment at end of period	39,940	31,001
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(20,145)	(18,431)
Additions / Depreciation charge for the year	(2,221)	(2,843)
Disposals		1,775
Net exchange differences	1,611	(646)
Property, plant and equipment at end of period	$ (20,755)	$ (20,145)